Accumulated Other Comprehensive Income (Schedule Of Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss, as of September 30	$ (229.4)	$ (200.1)	$ (63.1)
Other comprehensive (loss) income before reclassification	23.0	(36.5)	(114.6)
Amounts reclassified from accumulated other comprehensive income (loss)	(5.3)	1.3	(26.1)
Other comprehensive (loss) income	17.7	(35.2)	(140.7)
Deferred tax effect	1.7	5.8	9.1
Deferred tax valuation allowance	0.2	(0.2)	(5.6)
Other comprehensive (loss) income, net of tax	19.6	(29.6)	(137.2)
Other comprehensive loss attributable to non-controlling interest	(0.2)	(0.3)	(0.2)
Other comprehensive (loss) income attributable to controlling interest	19.8	(29.3)	(137.0)
Accumulated other comprehensive (loss) income, as of September 30	(209.6)	(229.4)	(200.1)
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss, as of September 30	(160.5)	(152.3)	(39.5)
Other comprehensive (loss) income before reclassification	32.0	(6.2)	(113.0)
Amounts reclassified from accumulated other comprehensive income (loss)
Other comprehensive (loss) income	32.0	(6.2)	(113.0)
Deferred tax effect	(3.1)	(2.3)
Deferred tax valuation allowance	0.2
Other comprehensive (loss) income, net of tax	29.1	(8.5)	(113.0)
Other comprehensive loss attributable to non-controlling interest	(0.2)	(0.3)	(0.2)
Other comprehensive (loss) income attributable to controlling interest	29.3	(8.2)	(112.8)
Accumulated other comprehensive (loss) income, as of September 30	(131.2)	(160.5)	(152.3)
Hedging Activity [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss, as of September 30	3.1	(4.0)	9.2
Other comprehensive (loss) income before reclassification	(31.6)	11.1	11.3
Amounts reclassified from accumulated other comprehensive income (loss)	(10.8)	(1.1)	(27.5)
Other comprehensive (loss) income	(42.4)	10.0	(16.2)
Deferred tax effect	13.3	(2.8)	5.2
Deferred tax valuation allowance		(0.1)	(2.2)
Other comprehensive (loss) income, net of tax	(29.1)	7.1	(13.2)
Other comprehensive loss attributable to non-controlling interest
Other comprehensive (loss) income attributable to controlling interest	(29.1)	7.1	(13.2)
Accumulated other comprehensive (loss) income, as of September 30	(26.0)	3.1	(4.0)
Employee Benefit Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss, as of September 30	(72.0)	(43.8)	(32.8)
Other comprehensive (loss) income before reclassification	22.6	(41.4)	(12.9)
Amounts reclassified from accumulated other comprehensive income (loss)	5.5	2.4	1.4
Other comprehensive (loss) income	28.1	(39.0)	(11.5)
Deferred tax effect	(8.5)	10.9	3.9
Deferred tax valuation allowance		(0.1)	(3.4)
Other comprehensive (loss) income, net of tax	19.6	(28.2)	(11.0)
Other comprehensive loss attributable to non-controlling interest
Other comprehensive (loss) income attributable to controlling interest	19.6	(28.2)	(11.0)
Accumulated other comprehensive (loss) income, as of September 30	$ (52.4)	$ (72.0)	$ (43.8)